NOTE 2- Significant accounting policies: h. Cash and cash equivalents (Policies)	12 Months Ended
Dec. 31, 2024
Policies
h. Cash and cash equivalents:

h.Cash and cash equivalents:

Cash and cash equivalents are considered by the Company to be highly-liquid investments, including, short-term deposits with banks and with a maturity of which do not exceed three months at the time of deposit and which are not restricted.